Unaudited Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flows from Operating Activities:
Net (loss) income	$ (1,058,540)	$ 475,172
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	206,157	187,305
Imputed interest expenses		18,146
Right of use lease asset	289,471	254,354
Inventory reserve provision		83,419
Changes in operating assets and liabilities:
Accounts receivable	(4,278,183)	3,731,422
Inventories	(2,730,365)	(1,054,574)
Advances to suppliers	(5,516,436)	2,756,002
Prepaid expenses		(25,000)
Other receivables	(66,429)	(60,832)
Loan receivable		167,429
Accounts payable	2,417,189	(576,122)
Accrued expenses and other current liabilities	(2,210,457)	(109,871)
Advances from customers	556,641	(325,968)
Tax payable	(469,047)	(66,168)
Net cash (used in) provided by operating activities	(12,859,999)	5,454,714
Cash Flows from Investing Activities:
Purchases of property, plant, and equipment	(601,845)	(389,532)
Fixed deposit		(3,954,794)
Net cash used in investing activities	(601,845)	(4,344,326)
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	1,071,767	1,443,356
Repayments on short-term borrowings	(72,999)	(2,446,488)
Proceeds from related parties	3,728,521	9,132,977
Payments to related parties	(3,772,757)	(9,301,896)
Proceeds from share issuance	8,000,000
Proceeds from long-term bank loans	131,670	5,131,230
Repayments on long-term bank loans	(295,380)	(4,578,204)
Net cash provided by (used in) financing activities	8,790,822	(619,025)
Effect of exchange rate changes on cash	(103,473)	(284,958)
Net (decrease) increase in cash and cash equivalents	(4,774,495)	206,405
Cash and cash equivalents at the beginning of period	5,878,434	7,067,247
Cash and cash equivalents at the end of period	1,103,939	7,273,652
Reconciliation of cash, cash equivalents and restricted cash to the Consolidated Balance Sheet
Cash and cash equivalents	1,100,687	5,773,428
Restricted cash	3,252	1,500,224
Cash and cash equivalents at the end of year	1,103,939	7,273,652
Supplemental disclosures of cash flows information:
Cash paid for income taxes
Cash paid for interest	$ 59,780	$ 218,050